CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Net income	$ 272	$ 165
Other comprehensive (loss) income, net of tax
Foreign currency translation	(37)	11
Defined benefit and post retirement plans	3	4
Unrealized gain on marketable securities and derivative instruments	0	1
Total other comprehensive (loss) income, net of tax	(34)	16
Comprehensive income	238	181
Less: comprehensive income attributable to noncontrolling interests	2	2
Comprehensive income attributable to Tyco common shareholders	$ 236	$ 179